Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash	$ 10,798,806	$ 530,400
Prepaid Expenses And Other Current Assets	825,134	75,053
Total Current Assets	11,623,940	605,453
Fixed Assets, Net	0	0
Total Assets	11,623,940	605,453
Current Liabilities:
Accounts Payable	515,245	104,276
Accrued And Other Current Liabilities	1,001,591	133,477
Convertible Subordinated Promissory Notes, Net Of Discount	0	1,848,495
Related Party Convertible Subordinated Promissory Notes, Net Of Discount	0	1,140,984
Current Portion Of Long-term Debt, Net Of Debt Discount	0	556,160
Total Current Liabilities	1,516,836	3,783,392
Total Liabilities	1,516,836	3,783,392
Stockholders' And Members' Deficit
Common Stock Value	833	0
Additional Paid-in Capital	46,088,546	0
Accumulated Deficit	(35,982,275)	(28,079,798)
Total Stockholders' And Members' Equity (deficit)	10,107,104	(3,177,939)
Total Liabilities And Stockholders' And Members' Equity (deficit)	11,623,940	605,453
Class A Common
Stockholders' And Members' Deficit
Common Stock Value	0	10,430
Total Stockholders' And Members' Equity (deficit)	0	10,430
Class B Common
Stockholders' And Members' Deficit
Common Stock Value	0	2,342,853
Total Stockholders' And Members' Equity (deficit)	0	2,342,853
Series 1 Preferred Units
Stockholders' And Members' Deficit
Preferred Stock Value	0	6,833,877
Series 1a Preferred Units
Stockholders' And Members' Deficit
Preferred Stock Value	0	4,380,081
Series 1a Preferred Warrant Units
Stockholders' And Members' Deficit
Preferred Stock Value	0	723,431
Series 1b Preferred Units
Stockholders' And Members' Deficit
Preferred Stock Value	0	4,119,595
Series 1c Preferred Units
Stockholders' And Members' Deficit
Preferred Stock Value	$ 0	$ 6,491,592